Acquisitions (Details) - Schedule of Purchase Consideration and Allocation $ in Thousands	9 Months Ended
Jun. 30, 2024 USD ($)
RaGE Systems, Inc. [Member]
Purchase consideration:
Common stock issued to seller	$ 7,682
Cash consideration (at present value)	1,836
Total purchase consideration	9,518
Allocation:
Cash	420
Accounts receivable	286
Inventory	1,146
Other current assets	5
Property and equipment	275
Operating lease right-of-use asset	192
Goodwill	4,447
Accounts payable	(1,647)
Accrued expenses	(174)
Deferred revenue	(1,448)
Operating lease liability	(192)
Deferred tax liability	(1,692)
Total allocation	9,518
RaGE Systems, Inc. [Member] | Customer Relationships [Member]
Allocation:
Intangible asset	7,400
RaGE Systems, Inc. [Member] | Developed Technology [Member]
Allocation:
Intangible asset	300
RaGE Systems, Inc. [Member] | Trade Name [Member]
Allocation:
Intangible asset	200
EMI Solutions Inc [Member]
Purchase consideration:
Common stock issued to seller	8,856
Cash consideration (at present value)	2,041
Total purchase consideration	10,897
Allocation:
Cash	45
Accounts receivable	387
Inventory	155
Other current assets	7
Property and equipment	107
Other assets	30
Goodwill	5,542
Accounts payable	(227)
Accrued expenses	(263)
Deferred tax liability	(1,386)
Total allocation	10,897
EMI Solutions Inc [Member] | Customer Relationships [Member]
Allocation:
Intangible asset	6,100
EMI Solutions Inc [Member] | Developed Technology [Member]
Allocation:
Intangible asset	300
EMI Solutions Inc [Member] | Trade Name [Member]
Allocation:
Intangible asset	$ 100